ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
ACCOUNTING POLICIES
ACCOUNTING POLICIES
Basis of Presentation and Statement of Compliance
The consolidated financial statements present the Company’s consolidated balance sheets as of December 31, 2019 and 2018, as well as its consolidated earnings, comprehensive income, cash flows, and changes in equity for each of the years in the three-year period ended December 31, 2019. These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) and are expressed in United States (“US”) dollars and are rounded to the nearest thousands, except for per share amounts.
The consolidated financial statements were authorized for issuance by the Company’s Board of Directors on March 12, 2020.
New Standards adopted as of January 1, 2019
IFRS 16 - Leases ("IFRS 16"), which replaced International Accounting Standards ("IAS") 17 - Leases ("IAS 17") along with three Interpretations (IFRIC 4 ‘Determining whether an Arrangement contains a Lease’ ("IFRIC 4"), SIC 15 ‘Operating Leases-Incentives’ and SIC 27 ‘Evaluating the Substance of Transactions Involving the Legal Form of a Lease’), introduced a comprehensive model for the identification of lease arrangements and accounting treatments for both lessors and lessees, as well as new disclosure requirements. IFRS 16 became effective for annual reporting periods beginning on or after January 1, 2019. The new standard has been applied using the modified retrospective approach and as a result, prior periods have not been restated. The Company has made use of the practical expedient available on transition to IFRS 16 not to reassess whether a contract is or contains a lease and the definition of a lease in accordance with IAS 17 and IFRIC 4 will continue to apply to those leases entered or modified before January 1, 2019 ("the date of initial application"). For those leases previously classified as finance leases, the right-of-use asset and lease liability are measured at the date of initial application at the same amounts as under IAS 17 immediately before the date of initial application. The Company has applied recognition exemptions across its complete portfolio of leased assets for short-term leases and leases of low value items. Furthermore, the Company has used certain relevant practical expedients available under the modified retrospective approach. Specifically, these include (i) applying a single discount rate to a portfolio of leases with reasonably similar characteristics, (ii) relying on the assessment of whether leases are onerous applying IAS 37 Provisions, Contingent Liabilities and Contingent Assets immediately before the date of initial application as an alternative to performing an impairment review, (iii) excluding leases for which the lease term ends within twelve months of the date of initial application, (iv) excluding initial direct costs from the measurement of the right-of-use asset at the date of initial application, and (v) using hindsight, such as in determining the lease term if the contract contains options to extend or terminate the lease. The Company has also elected to measure the right-of-use assets at an amount equal to the lease liability adjusted for any prepaid or accrued lease payments that existed at the date of initial application.

The adoption of this new guidance resulted in changes to the balance sheet as of January 1, 2019. The following is a reconciliation of financial statement line items from IAS 17 to IFRS 16 as of January 1, 2019:

Lease details	Financial statement line item	Carrying amount as of December 31, 2018 (1)	Reclassification	Additions upon transition to IFRS 16	Carrying amount as of January 1, 2019
		$	$	$	$
Right-of-use assets	Property, plant and equipment	20,060	(430)	31,484	51,114
Lease liabilities, current	Borrowings and lease liabilities, current	(1,441)	—	(4,611)	(6,052)
Lease liabilities, non-current	Borrowings and lease liabilities, non-current	(4,271)	—	(26,873)	(31,144)
Deferred rent, current	Accounts payable and other accrued liabilities	(83)	83	—	—
Deferred rent, non-current	Other liabilities	(347)	347	—	—
Total		13,918	—	—	13,918

(1)Represents finance lease liabilities, deferred rent and related assets under IAS 17.

On transition to IFRS 16 the weighted average incremental borrowing rate applied to lease liabilities recognized was 6.6%. This rate was based on market rates as of January 1, 2019 for a BB- rated industrial company issuing debt for maturities ranging from three months to ten years.

The following is a reconciliation of total operating lease commitments as of December 31, 2018 to the lease liabilities recognized as of January 1, 2019:

Lease amounts
$
Total operating lease commitments as of December 31, 2018	35,544
Recognition exemptions:
Leases of low value assets	(226)
Leases with remaining lease term of less than 12 months	(2,093)
Other minor adjustments relating to commitment disclosures	(670)
Operating lease liabilities before discounting	32,555
Discounted using incremental borrowing rate	(5,754)
Reasonably certain extension options	4,683
Operating lease liabilities recognized under IFRS 16 as of January 1, 2019	31,484
Finance lease liabilities	5,712
Total lease liabilities recognized under IFRS 16 as of January 1, 2019	37,196

Other pronouncements and amendments
In the current year, the Company has applied a number of other amendments to IFRS and Interpretations issued by the IASB that are effective for annual periods beginning on or after January 1, 2019. Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

New Standards and Interpretations Issued but Not Yet Effective

As of the date of authorization of the Company's financial statements, certain new standards, amendments and interpretations, and improvements to existing standards have been published by the IASB but are not yet effective and have not been adopted early by the Company. Management anticipates that all of the relevant pronouncements will be adopted in the first reporting period following the date of application. Information on new standards, amendments and interpretations, and improvements to existing standards, which could potentially impact the Company’s financial statements, are detailed as follows:

On March 29, 2018, the IASB issued its revised Conceptual Framework for Financial Reporting ("Conceptual Framework"). This replaces the previous version of the Conceptual Framework issued in 2010. The revised Conceptual Framework is effective on January 1, 2020. The revised Conceptual Framework does not constitute a substantial revision from the previously effective guidance but does provide additional guidance on topics not previously covered such as presentation and disclosure, revised definitions of an asset and a liability, as well as new guidance on measurement and derecognition. The adoption of the revised Conceptual Framework is not expected to have a material impact on the consolidated financial statements.

On September 26, 2019, the IASB published Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7) in response to the ongoing reform of interest rate benchmarks around the world. The objective of the amendments is to modify specific hedge accounting requirements so that entities would apply those hedge accounting requirements assuming that the interest rate benchmark on which the hedged cash flows and cash flows of the hedging instrument are based is not altered as a result of interest rate benchmark reform. The amendments are effective on January 1, 2020. Management has completed its analysis of the guidance and does not expect it to materially impact the Company’s consolidated financial statements.

Certain other new standards and interpretations have been issued but are not expected to have a material impact on the Company’s financial statements.
Basis of Measurement
The consolidated financial statements have been prepared on the historical cost basis, except for certain financial instruments that are measured at revalued amounts or fair values at the end of each reporting period and the Company’s pension plans, post-retirement plans and other long-term employee benefit plans, as explained in the accounting policies below.  Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 - Share-based Payment, leasing transactions that are within the scope of IFRS 16, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 - Inventories or value in use in IAS 36 - Impairment of Assets.

The principal accounting policies adopted are set out below.
Basis of Consolidation
The consolidated financial statements include the accounts of the Parent Company and entities controlled by the Company (its subsidiaries). Control is achieved when (i) the Company has power over the investee, (ii) is exposed, or has rights, to variable returns from its involvement with the investee; and (iii) has the ability to use its power to affect its returns. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, subsidiaries acquired or disposed of during the year are reflected in the Company's earnings from the date the Company gains control until the date when the Company ceases to control the subsidiary. Changes in the Company's interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. The carrying amount of the Company's interests and the non‑controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries.
Earnings and each component of other comprehensive income are attributed to the owners of the Company and to the non‑controlling interests. Total comprehensive income of the subsidiaries is attributed to the owners of the Company and to the non‑controlling interests based on their respective ownership interests, even if this results in the non‑controlling interests having a deficit balance.
Non-controlling interests in subsidiaries is presented in the consolidated balance sheets as a separate component of equity that is distinct from shareholders' equity.
All intercompany assets and liabilities, equity, income, expenses and cash flows relating to transactions between subsidiaries of the Company are eliminated on consolidation, including unrealized gains and losses on transactions between the consolidated entities.
Powerband and Capstone have a fiscal year-end of March 31 due to Indian legislation. However, for consolidation purposes, the financial information for Powerband and Capstone is presented as of the same date as the Parent Company. All other subsidiaries have a reporting date identical to that of the Parent Company. Amounts reported in the financial statements of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Parent Company.
Details of the Parent Company’s subsidiaries are as follows:

Name of Subsidiary	Principal Activity	Country of Incorporation and Residence	Proportion of Ownership Interest and Voting Power Held as of:
			December 31, 2019	December 31, 2018
Better Packages, Inc.	Manufacturing	United States	100%	100%
BP Acquisition Corporation (1)	Holding	United States	—%	100%
Cantech Industries, Inc. (1)	Manufacturing	United States	—%	100%
Capstone Polyweave Private Limited	Manufacturing	India	55%	55%
FIBOPE Portuguesa-Filmes Biorientados, S.A.	Manufacturing	Portugal	100%	100%
GPCP, Inc.	Manufacturing	United States	50.1%	50.1%
Intertape Polymer Corp.	Manufacturing	United States	100%	100%
Intertape Polymer Europe GmbH	Distribution	Germany	100%	100%
Intertape Polymer Inc.	Manufacturing	Canada	100%	100%
Intertape Polymer Japan GK	Distribution	Japan	100%	100%
Intertape Polymer Woven USA Inc.	Manufacturing	United States	100%	100%
Intertape Woven Products Services, S.A. de C.V.	Non-operating	Mexico	100%	100%
Intertape Woven Products, S.A. de C.V.	Non-operating	Mexico	100%	100%
IPG (US) Holdings Inc.	Holding	United States	100%	100%
IPG (US) Inc.	Holding	United States	100%	100%
IPG Luxembourg Finance S.à.r.l. (2)	Financing	Luxembourg	—%	100%
IPG Mauritius Holding Company Ltd	Holding	Mauritius	100%	100%
IPG Mauritius II Ltd	Holding	Mauritius	100%	100%
IPG Mauritius Ltd	Holding	Mauritius	100%	100%
Polyair Canada Limited	Manufacturing	Canada	100%	100%
Polyair Corporation	Manufacturing	United States	100%	100%
Powerband Industries Private Limited	Manufacturing	India	100%	100%
Spuntech Fabrics Inc.	Holding	Canada	100%	100%

(1) Liquidated and dissolved as of December 31, 2019.
(2) Liquidated and dissolved as of August 28, 2019.
Business Acquisitions
The Company applies the acquisition method of accounting for business acquisitions. The consideration transferred by the Company to obtain control of a subsidiary is calculated as the sum of the acquisition-date fair values of assets transferred, liabilities incurred, and the equity interests issued by the Company. Acquisition costs are expensed as incurred.
Assets acquired and liabilities assumed are generally measured at their acquisition-date fair values. If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period (which cannot exceed one year from the acquisition date), or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.
Refer to Note 19 for more information regarding business acquisitions.
Non-controlling Interests
Non-controlling interests represent the equity in subsidiaries that are not attributable, directly or indirectly, to the Parent Company. A non-controlling interest is initially recognized as the proportionate share of the identifiable net assets of the subsidiary on the date of its acquisition and is subsequently adjusted for the non-controlling interest’s share in changes of the acquired subsidiary’s earnings and capital, as well as changes in foreign currency exchange rates where applicable.
Foreign Currency Translation
Functional and presentation currency
The consolidated financial statements are presented in US dollars, which is the Company’s presentation currency. Items included in the financial statements of each of the consolidated entities are measured using the currency of the primary economic environment in which such entity operates (the “functional currency”). The significant functional currencies of the different consolidated entities include the US dollar, Canadian dollar ("CDN"), Indian rupee ("INR") and Euro. The Parent Company's functional currency is CDN, which is different than the Company's presentation currency. The Company elected to present its consolidated financial statements in US dollars as it is the predominate currency of the consolidated entities and as a result most of the Company's cash flows are in US dollars.
Foreign currency transactions and balances

Transactions denominated in currencies other than the functional currency of a consolidated entity are translated into the functional currency of that entity using the exchange rates prevailing at the date of each transaction.

At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.
Foreign exchange gains or losses arising on settlement or translation of monetary items are recognized in earnings in finance costs - other expense (income), net in the period in which they arise, except when deferred in other consolidated comprehensive income (loss) ("OCI") as a qualifying hedge (refer to Note 24). Tax charges and credits attributable to exchange differences on qualifying hedges are also recognized in OCI.
Foreign operations
In the Company's consolidated financial statements, all assets, liabilities and transactions of entities with a functional currency other than the US dollar are translated to US dollars upon consolidation. The functional currencies of entities within the Company have remained unchanged during the reporting period.
On consolidation, assets and liabilities have been translated to US dollars using the closing exchange rate in effect at the balance sheet date, and revenues and expenses are translated at each month-end’s average exchange rate. The resulting translation adjustments are recognized in the cumulative translation adjustment account within accumulated OCI in equity.
When a foreign operation is partially disposed of or sold, exchange differences that were recorded in equity are recognized in earnings as part of the gain or loss on sale.
Goodwill arising on the acquisition of a foreign entity is treated as an asset of the foreign entity and translated at the closing rate. Exchange differences arising are charged or credited to OCI and recognized in the cumulative translation adjustment account within accumulated OCI in equity.
Segment Reporting
The Company operates in various geographic locations and develops, manufactures and sells a variety of products to a diverse customer base. Most of the Company’s products are made from similar processes. A vast majority of the Company’s products, while brought to market through various distribution channels, generally have similar economic characteristics. The Company’s decisions about resources to be allocated are predominantly determined as a whole based on the Company’s operational, management and reporting structure. The chief operating decision maker primarily assesses the Company’s performance as a single reporting segment.
Revenue Recognition
The Company recognizes revenues from the sale of goods classified within five product categories: Tape, Film, Engineered Coated Products, Protective Packaging and Other. Refer to Note 21 for additional information on revenue by product category and geographical location.
The vast majority of the Company's customer arrangements contain a single performance obligation to transfer manufactured goods. Revenue is recognized when control of goods has transferred to customers. Control is considered transferred in accordance with the terms of sale, generally when goods are shipped to external customers as that is generally when legal title, physical possession and risks and rewards of goods/services transfers to the customer. The normal credit term is 30 days upon delivery.
Revenue is recognized at the transaction price which the Company expects to be entitled. In determining the transaction price, the Company considers the effects of variable consideration. The main sources of variable consideration for the Company are customer rebates and cash discounts. These incentives are recorded as a reduction to revenue at the time of the initial sale using the most-likely amount estimation method. The most-likely amount method is based on the single most likely outcome from a range of possible consideration outcomes. The range of possible consideration outcomes are primarily derived from the following inputs: sales terms, historical experience, trend analysis, and projected market conditions in the various markets served. Because the Company serves numerous markets, the sales incentive programs offered vary across businesses, but the most common incentive relates to amounts paid or credited to customers for achieving defined volume levels or growth objectives. There are no material instances where variable consideration is constrained and not recorded at the initial time of sale.
Certain contracts provide a customer with a right to return goods if certain conditions are met. Product returns are recorded as a reduction to revenue based on anticipated sales returns that occur in the normal course of business. At this time, the Company believes it is highly unlikely that a significant reversal in the cumulative revenue recognized will occur given the consistent level of claims over previous years. Sales, use, value-added, and other excise taxes are not recognized in revenue.
Borrowing Costs
Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use are added to the cost of those assets during the period of time that is necessary to complete and prepare the asset for its intended use. All other borrowing costs are recognized in earnings within interest in finance costs in the period in which they are incurred. Borrowing costs consist of interest and other costs incurred in connection with the borrowing of funds.
Research Expenses
Research expenses are expensed as they are incurred, net of any related investment tax credits, unless the criteria for capitalization of development expenses are met.
Government Grants

Grants from governments are recognized at their fair value when there is a reasonable assurance that the grant will be received and / or earned, and any specified conditions will be met.

Grants received in relation to the purchase and construction of plant and equipment are included in non-current liabilities as deferred income in other liabilities and are recognized in earnings on a straight-line basis over the estimated useful life of the related asset.
Share-Based Compensation Expense
Stock options
Stock option expense is based on the grant date fair value of the awards expected to vest over the vesting period. Forfeitures are estimated at the time of the grant and are included in the measurement of the expense and are subsequently adjusted to reflect actual events. For awards with graded vesting, the fair value of each tranche is recognized on a straight-line basis over its vesting period.
Any consideration paid by participants on exercise of stock options is credited to capital stock together with any related share-based compensation expense originally recorded in contributed surplus. If the amount of the tax deduction (or estimated future tax deduction) exceeds the amount of the related cumulative remuneration expense for stock options, this indicates that the tax deduction relates not only to remuneration expense but also to an equity item. In this situation, the Company recognizes the excess of the associated current or deferred tax to contributed surplus prior to an award being exercised, and any such amounts are transferred to capital stock upon exercise of the award.
Stock appreciation rights
The stock appreciation rights ("SARs") expense is determined based on the fair value of the liability at the end of the reporting period. The expense is recognized over the vesting period. At the end of each reporting period, the Company re-assesses its estimates of the number of awards that are expected to vest and recognizes the impact of the revisions in the consolidated earnings statement. The total amount of expense recognized over the life of the awards will equal the amount of the cash outflow, if any, as a result of exercises. At the end of each reporting period, the lifetime amount of expense recognized will equal the current period value of the SARs using the Black-Scholes pricing model, multiplied by the percentage vested. As a result, the amount of expense recognized can vary due to changes in the model variables from period to period until the SARs are exercised, expire, or are otherwise cancelled.
Deferred share units
On February 17, 2017, the Board of Directors approved an amendment to the deferred share unit ("DSU") plan to provide for only cash settlement of DSU awards. As a result of the amendment, the Company remeasured the fair value of the DSU awards on the amendment date and continues to do so prospectively at each reporting date and at settlement. There was no incremental fair value granted as a result of those modifications. The fair value of DSUs is based on the volume weighted average trading price ("VWAP") of the Company’s common shares on the TSX for the five consecutive trading days immediately preceding the end of each reporting period. As a result, the amount of expense recognized can vary due to changes in the stock price from period to period until the DSUs are settled, expire, or are otherwise cancelled. The corresponding liability is recorded on the Company’s consolidated balance sheet under the caption share-based compensation liabilities, current, as the Company does not have an unconditional right to defer settlement of the liabilities for at least twelve months after the reporting period end date. DSUs received as a result of a grant are expensed immediately. DSUs received in lieu of cash for directors’ fees are expensed as earned over the service period.
Prior to the amendment, DSUs were to be settled in common shares of the Company and the expense was based on the grant date fair value of the awards with a corresponding adjustment through contributed surplus.
Performance share units
On February 17, 2017, the Board of Directors approved an amendment to the performance share unit ("PSU") plan to provide for only cash settlement of PSU awards. As a result of the amendment, the Company remeasured the fair value of the PSU awards on the amendment date and continues to do so prospectively at each reporting date and at settlement. There was no incremental fair value granted as a result of these modifications.
Prior to the amendment, PSUs were to be settled in common shares of the Company. The expense was based on the grant date fair value of the awards expected to vest over the vesting period with a corresponding adjustment through contributed surplus. Forfeitures were estimated at the time of the grant and included in the measurement of the expense and are subsequently adjusted to reflect actual events.
PSUs granted prior to December 31, 2017 are subject to a market performance condition as well as a time-based vesting condition. Accordingly, the fair value of PSUs granted prior to December 31, 2017 is based on the Monte Carlo valuation model at each reporting period end date. PSUs granted subsequent to December 31, 2017 are subject to a market (50 percent) and non-market performance condition (50 percent) as well as a time-based vesting condition. Accordingly, the fair value of PSUs granted subsequent to December 31, 2017 is based 50 percent on the Monte Carlo valuation model at each reporting date and 50 percent on the Company's VWAP of common shares on the TSX for the five consecutive trading days immediately preceding the reporting period end multiplied by the number of PSUs expected to vest based on estimated achievement of non-market performance criteria at the reporting period end. Expense is recognized over the vesting period. As a result, the amount of expense recognized can vary due to changes in the model variables, stock price and estimated achievement of non-market performance criteria, from period to period, until the PSUs are settled, expire or are otherwise cancelled. The corresponding liability is recorded on the Company’s consolidated balance sheet under the caption share-based compensation liabilities, current for amounts expected to settle in the next twelve months and share-based compensation liabilities, non-current for amounts expected to settle in more than twelve months. The cash payment at settlement is calculated based on the number of settled PSUs held by the participant, multiplied by the VWAP of the Company’s common shares on the TSX for the five consecutive trading days immediately preceding the day of settlement.
Restricted share units
The restricted share unit ("RSU") expense is determined based on the fair value of the liability at the end of the reporting period. The fair value of RSUs is based on the VWAP of the Company’s common shares on the TSX for the five consecutive trading days immediately preceding the end of each reporting period. The RSUs are expensed over the vesting period. The corresponding liability is recorded on the Company’s consolidated balance sheet under the caption share-based compensation liabilities, current for amounts expected to settle in the next twelve months and share-based compensation liabilities, non-current for amounts expected to settle in more than twelve months. The cash payment at settlement is calculated based on the number of settled RSUs held by the participant, multiplied by the VWAP of the Company’s common shares on the TSX for the five consecutive trading days immediately preceding the day of settlement.
Refer to Note 18 for more information regarding share-based payments.

Income Taxes

Current and deferred taxes are recognized in the consolidated statement of earnings, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.
Current tax
Current tax is based on the results for the period as adjusted for items that are not taxable or deductible. Current tax is calculated using tax rates and laws enacted or substantially enacted at the reporting date in the countries in which the Company operates and generates taxable income.
Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation. A provision is recognized for those matters for which the tax determination is uncertain, but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. The assessment is based on the judgment of tax professionals within the Company supported by previous experience in respect of such activities and in certain cases based on specialist independent tax advice. As of December 31, 2019 and 2018, the Company does not have any matters for which the tax determination is uncertain and as such, no provision has been recognized.
Deferred tax

Deferred tax is the tax expected to be payable or recoverable on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit and is accounted for using the liability method. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable income will be available against which they can be utilized. This is assessed based on the Company’s forecast of future operating results, adjusted for significant non-taxable income and expenses and specific limits on the use of any unused tax loss or credit.
Deferred tax is calculated using tax rates and laws enacted or substantially enacted at the reporting date in the countries where the Company operates, and which are expected to apply when the related deferred income tax asset is realized, or the deferred tax liability is settled.
The carrying amounts of deferred tax assets are reviewed at each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting period and are recognized to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.
Deferred tax assets and deferred tax liabilities are offset only if a legally enforceable right exists to set off the recognized amounts and the deferred taxes relate to the same taxable entity and the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.
Earnings Per Share
As discussed above in Share-Based Compensation Expense, the DSU and PSU plans were amended on February 17, 2017 to provide for only cash settlement of awards. Prior to the amendment, PSU and DSUs were to be settled in common shares of the Company.
The impact on the calculation of earnings per share is as follows:
Prior to February 17, 2017
Basic earnings per share was calculated by dividing the net earnings attributable to Company shareholders by the weighted average number of common shares outstanding during the period, including the effect of stock options exercised, common shares repurchased under the normal course issuer bid (“NCIB”) and DSUs outstanding.
Diluted earnings per share was calculated by dividing the net earnings attributable to Company shareholders by the weighted average number of common shares outstanding during the period, including the effect of stock options exercised, common shares repurchased under the NCIB and DSUs outstanding and for the effects of all dilutive potential outstanding stock options and contingently issuable shares.
Dilutive potential outstanding stock options included the total number of additional common shares that would have been issued by the Company assuming stock options with exercise prices below the average market price for the year were exercised and reduced by the number of shares that the Company could have repurchased if it had used the assumed proceeds from the exercise of stock options to repurchase them on the open market at the average share price for the period.
DSUs were not considered contingently issuable shares since the shares were issuable solely after the passage of time. As such, DSUs were treated as outstanding and included in the calculation of weighted average basic common shares.
PSUs were considered contingently issuable shares since the shares were issuable only after certain service and market-based performance conditions were satisfied. PSUs were treated as outstanding and included in the calculation of weighted average basic common shares only after the date when these conditions were satisfied at the end of the vesting period. PSUs were treated as outstanding and included in the calculation of weighted average diluted common shares, to the extent they are dilutive, when the applicable performance conditions had been satisfied as of the reporting period end date.
Subsequent to February 17, 2017
Basic earnings per share is calculated by dividing the net earnings attributable to Company shareholders by the weighted average number of common shares outstanding during the period, including the effect of stock options exercised and common shares repurchased under the NCIB.
Diluted earnings per share is calculated by dividing the net earnings attributable to Company shareholders by the weighted average number of common shares outstanding during the period, including the effect of stock options exercised and common shares repurchased under the NCIB and for the effects of all dilutive potential outstanding stock options.
Dilutive potential outstanding stock options includes the total number of additional common shares that would have been issued by the Company assuming stock options with exercise prices below the average market price for the year were exercised and reduced by the number of shares that the Company could have repurchased if it had used the assumed proceeds from the exercise of stock options to repurchase them on the open market at the average share price for the period.
Refer to Note 6 for more information regarding earnings per share.
Financial Instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Financial assets and liabilities are recognized when the Company becomes party to the contractual provisions of the financial instrument.
Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and all substantial risks and rewards are transferred. A financial liability is derecognized when it is extinguished, discharged, cancelled or when it expires.

Classification and initial measurement of financial assets

The Company’s financial assets consist of cash, trade receivables, supplier rebates and other receivables, and interest rate swap agreements.

Financial assets, other than those designated and effective as hedging instruments, are classified at initial recognition as either:

•	measured at amortized cost,

•	fair value through earnings, or

•	fair value through OCI.

The classification of financial assets at initial recognition depends on the financial asset's contractual cash flow characteristics and the Company's business model for managing them.

In the case of financial assets not at fair value through earnings, and with the exception of trade receivables that do not contain a significant financing component, the Company initially measures a financial asset at its fair value adjusted for transaction costs.

In the case of financial assets at fair value through earnings, transaction costs directly attributable to the acquisition of financial assets or financial liabilities are recognized immediately in earnings.

Trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient are measured at the transaction price determined under IFRS 15 - Revenue from Contracts with Customers. Refer to the accounting polices discussed above in Revenue Recognition.

Subsequent measurement

In subsequent periods, the measurement of financial instruments depends on their classification. The classification is determined by both the Company’s business model for managing the financial asset and the contractual cash flow characteristics of the financial asset.

Financial assets are measured at amortized cost if the assets meet the following conditions (and are not designated as fair value through earnings):

•	the financial asset is held within a business model whose objective is to hold the financial assets and collect its contractual cash flows

•	the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, these are measured at amortized cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial. The Company's cash, trade receivables, supplier rebates and other receivables fall into this category of financial instruments. The expense relating to the allowance for expected credit loss is recognized in earnings in selling, general and administrative expense ("SG&A").

In the periods presented the Company does not have any financial assets categorized as fair value through OCI.

Financial assets that are held within a different business model other than ‘hold to collect’ or ‘hold to collect and sell’ are categorized at fair value through earnings. Further, irrespective of business model, financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through earnings. Assets in this category are measured at fair value with gains or losses recognized in earnings. The fair values of financial assets in this category are determined by reference to active market transactions or using a valuation technique where no active market exists. All derivative financial instruments fall into this category, except for those designated and effective as hedging instruments, for which the hedge accounting requirements apply (see below).
Impairment of financial assets
The Company recognizes a loss allowance for expected credit losses arising from financial assets. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.
The Company applies a simplified approach for calculating expected credit losses for trade and other receivables. The Company recognizes a loss allowance based on lifetime expected credit losses at each reporting date. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. In calculating, the Company uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses using a provision matrix. Refer to Note 24 for a detailed analysis of how the impairment requirements of IFRS 9 - Financial Instruments ("IFRS 9") are applied.
Classification and measurement of financial liabilities
The Company’s financial liabilities include accounts payable and accrued liabilities (excluding employee benefits), borrowings (excluding finance lease liabilities under IAS 17 and lease liabilities under IFRS 16), non-controlling interest put options , interest rate swap agreements and amounts due to the former shareholders of Polyair (refer to Note 19).
Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Company designated a financial liability at fair value through earnings. Subsequently, financial liabilities are measured at amortized cost using the effective interest method, except for derivatives and financial liabilities designated at fair value through earnings. The Company's accounts payable and accrued liabilities (excluding employee benefits), borrowings (excluding finance lease liabilities under IAS 17 and lease liabilities under IFRS 16) and amounts payable to the former shareholders of Polyair (refer to Note 19) fall into this category of financial instruments.
Derivatives (other than those that are designated and effective as hedging instruments) and financial liabilities designated at fair value through earnings are carried subsequently at fair value with gains or losses recognized in earnings. The Company's non-controlling interest put options fall into this category of financial instruments. Changes in the fair value of the non-controlling interest put options are recognized in earnings in finance costs. Refer to Note 24 for more information regarding the fair value measurement and classification of put options relating to the Capstone non-controlling interest.
All interest related charges for financial liabilities measured at amortized cost are recognized in earnings in finance costs. Discounting is omitted where the effect of discounting is immaterial.
Derivative instruments and hedging

Derivatives are recognized initially at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The resulting gain or loss is recognized in earnings immediately unless the derivative is designated and effective as a hedging instrument, in which event, the timing of the recognition in earnings depends on the nature of the hedge relationship.

Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Derivatives are not offset in the financial statements unless the Company has both a legally enforceable right and intention to offset.

A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than twelve months and it is not due to be realized or settled within twelve months. Other derivatives are presented as current assets or current liabilities.

The Company applies hedge accounting to arrangements that qualify and are designated for hedge accounting treatment.
For the purpose of hedge accounting, hedges are classified as:

•	fair value hedges when hedging the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment;

•
cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction or the foreign currency risk in an unrecognized firm commitment; or

•	hedges of a net investment in foreign operations.
When the requirements for hedge accounting are met at inception, the Company may designate a certain financial instrument as a hedging instrument in a hedge relationship. Upon designation, the Company documents the relationships between the hedging instrument and the hedged item, including the risk management objectives and strategy in undertaking the hedge transaction, and the methods that will be used to assess the effectiveness of the hedging relationship.
At inception of a hedge relationship and at each subsequent reporting date, the Company evaluates if the hedging relationship qualifies for hedge accounting under IFRS 9, which requires the following conditions to be met:

•	there is an economic relationship between the hedged item and the hedging instrument;

•	the effect of credit risk does not dominate the value changes that result from that economic relationship; and

•
the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the entity actually hedges and the quantity of the hedging instrument that the entity actually uses to hedge that quantity of hedged item.

Cash flow hedges

The Company has certain interest rate swap agreements designated as cash flow hedges. These arrangements have been entered into to mitigate the risk of change in cash flows due to the fluctuations in interest rates applicable on the Company's floating rate borrowings. Such derivative financial instruments used for hedge accounting are recognized initially at fair value on the date on which the derivative contract is entered into and are subsequently reported at fair value in the consolidated balance sheets.

To the extent that the hedge is effective, changes in the fair value of the derivatives designated as hedging instruments in cash flow hedges are recognized in OCI and are included within the reserve for cash flow hedges in equity. Any ineffectiveness in the hedge relationship is recognized immediately in earnings.

Hedge accounting is discontinued prospectively when a derivative instrument ceases to satisfy the conditions for hedge accounting or is sold or liquidated. If the hedging relationship ceases to meet the effectiveness conditions, hedge accounting is discontinued, and the related gain or loss is held in the equity reserve until reclassified to the consolidated statement of earnings in the same period or periods during which the hedged future cash flows affect earnings. If the hedged item ceases to exist before the end of the original hedge term, the unrealized hedge gain or loss in OCI is reclassified immediately in the consolidated statement of earnings.

Interest rate swap agreements that economically hedge the risk of changes in cash flows due to the fluctuations in interest rates applicable on the Company's variable rate borrowings, but for which hedge accounting is not applied, are measured at fair value through earnings.
Refer to Note 24 for more information regarding interest rate swap agreements.
Hedge of a net investment in foreign operations
Hedges of a net investment in foreign operations, including a hedge of a monetary item that is accounted for as part of the net investment, are accounted for similar to cash flow hedges. Gains or losses on the hedging instrument relating to the effective portion of the hedge are recognized in OCI and any gains or losses relating to the ineffective portion are recognized in the statement of earnings. On disposal of a foreign operation, the cumulative value of any such gains or losses recorded in equity is reclassified immediately in earnings.
The Company uses some of its borrowings as a hedge of its exposure to foreign exchange risk on its investments in foreign operations.
Refer to Note 24 for more information regarding net investment hedging.
Cash

Cash comprises cash at banks and on hand.
Inventories
Inventories consists of raw materials, works in process, finished goods and parts and supplies.
Raw materials, work in process and finished goods are measured at the lower of cost or net realizable value.
Cost is assigned by using the first in, first out cost formula, and includes all costs of purchases, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. Trade discounts, rebates and other similar items are deducted in determining the costs of purchases. The cost of work in process and finished goods includes the cost of raw materials, direct labor and a systematic allocation of fixed and variable production overhead incurred in converting materials into finished goods. The allocation of fixed production overheads to the cost of conversion is based on the normal capacity of the manufacturing facilities.
Net realizable value of raw materials, works in process, finished goods is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated selling expenses.
Parts and supplies are measured at the lower of cost or net realizable value. Net realizable value of parts and supplies is the estimated replacement cost.
Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation, accumulated impairment losses and the applicable investment tax credits earned. The cost of an item of property, plant and equipment comprises its purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and, where applicable, borrowing costs and the initial estimate of the costs of dismantling and removing the item and restoring the leased site on which it is located.
Depreciation is recognized using the straight-line method over the estimated useful lives of like assets as outlined below or, if lower, over the terms of the related leases:

Years
Land	Indefinite
Buildings and related major components	3 to 60
Manufacturing equipment and related major components	4 to 30
Computer equipment and software	3 to 15
Furniture, office equipment and other	3 to 10
Assets related to restoration provisions	Expected remaining term of the lease

Right-of-use assets are depreciated over the shorter period of the lease term and the useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset.
The depreciation methods, useful lives and residual values related to property, plant and equipment are reviewed at each reporting date, or more frequently when there is an indication that they have changed and adjusted if necessary.
When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment, and are depreciated over their respective useful lives. Depreciation of an asset begins when it is available for use in the location and condition necessary for it to be capable of operating in the manner intended by management. Manufacturing equipment under construction is not depreciated. Depreciation of an asset ceases at the earlier of the date on which the asset is classified as held for sale or is included in a disposal group that is classified as held for sale, and the date on which the asset is derecognized.
The cost of replacing a part of an item of property, plant and equipment is recognized in the carrying amount of the asset if it is probable that the future economic benefits embodied within the part will flow to the Company, and its cost can be measured reliably. At the same time, the carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of property, plant and equipment, and repairs and maintenance are recognized in earnings as incurred.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Gains or losses arising on the disposal of property, plant and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the assets and are recognized in earnings in the category consistent with the function of the property, plant and equipment.
Depreciation expense is recognized in earnings in the expense category consistent with the function of the property, plant and equipment.
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in business acquisitions. Goodwill is carried at cost less accumulated impairment losses.
Intangible Assets

Intangible assets acquired separately
When intangible assets are purchased with a group of assets, the cost of the group of assets is allocated to the individual identifiable assets and liabilities on the basis of their relative fair values at the date of purchase. When intangible assets are purchased separately, the cost comprises its purchase price and any directly attributable cost of preparing the asset for its intended use. Intangible assets with finite lives are carried at cost less accumulated amortization and accumulated impairment losses. Intangible assets with indefinite lives that are acquired separately are carried at cost less accumulated impairment losses.

Internally generated intangible assets
For capitalized internally developed software, directly attributable costs include employee costs incurred on solution development and implementation along with an appropriate portion of borrowing costs. Where no internally generated intangible asset can be recognized, development expenditure is recognized in the earnings in the period in which it is incurred. Subsequent to initial recognition, internally generated intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

Intangible assets acquired in a business combination

Intangible assets acquired in a business combination and recognized separately from goodwill are recognized initially at their fair value at the acquisition date (which is regarded as their cost). Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.
Intangible assets with finite lives are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized using the straight-line method over their estimated useful lives as follows:

Years
Distribution rights and customer contracts	6 to 15
Customer lists, license agreements and software	2 to 20
Patents and trademarks being amortized	2 to 13
Non-compete agreements	3 to 10

The amortization methods, useful lives and residual values related to intangible assets are reviewed at each reporting date, or more frequently when there is an indication that they have changed and adjusted if necessary. Amortization begins when the asset is available for use, i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by management. Amortization expense is recognized in earnings in the expense category consistent with the function of the intangible asset.
The Company has trademarks and trade names which are identifiable intangible assets for which the expected useful life is indefinite. The trademarks and trade names represent the value of brand names acquired in business acquisitions which management expects will provide benefit to the Company for an indefinite period.
When an intangible asset is disposed, the gain or loss on disposal is determined as the difference between the proceeds and the carrying amount of the asset and is recognized in earnings in the expense category consistent with the function of the intangible asset.
Impairment Testing of Long-Lived Assets

At each reporting date, the Company reviews the carrying amounts of its intangible assets, goodwill and property, plant and equipment to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, or when annual impairment testing is required for intangible assets, such as applications software not yet available for use and the trademark and trade names with indefinite useful lives, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any).

For impairment assessment purposes, assets are grouped at the lowest levels for which there are largely independent cash inflows (cash-generating units or "CGU"). As a result, some assets are tested individually for impairment and some are tested at CGU level. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of other assets or groups of assets. Where the asset does not generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the CGU to which the asset belongs. Goodwill is allocated to those CGUs that are expected to benefit from synergies of related business acquisitions and represent the lowest level within the group at which management monitors goodwill.
The recoverable amount is the higher of its value in use and its fair value less costs of disposal. To determine the value in use, management estimates the expected future cash flows from each CGU and determines a suitable discount rate in order to calculate the present value of those cash flows. Fair value less costs to sell is the price that would be received to sell an asset or CGU in an orderly transaction between market participants, less the cost of disposal. The Company determines the recoverable amount and compares it with the carrying amount. If the carrying amount exceeds the recoverable amount, an impairment loss is recognized for the difference. Impairment losses are recognized in earnings in the expense category consistent with the function of the corresponding property, plant and equipment or intangible asset. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to reduce the carrying amounts of the other assets of the unit or group of units pro rata based on the carrying amount of each asset in the unit or group of units.
With the exception of goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. In this case, the Company will estimate the recoverable amount of that asset, and if appropriate, record a partial or an entire reversal of the impairment. The increased carrying amount of an asset attributable to a reversal of an impairment loss would not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior years. An impairment loss recognized for goodwill cannot be reversed in a subsequent period.
Goodwill is subject to impairment testing at least once a year, or more frequently if events or changes in circumstances indicate the carrying amount may be impaired. Goodwill is considered to be impaired when the carrying amount of the CGU or group of CGUs to which the goodwill has been allocated exceeds its fair value. An impairment loss, if any, would be recognized in the statement of earnings.
Provisions
Provisions represent liabilities to the Company for which the amount or timing is uncertain. Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Provisions are measured at the present value of the expected consideration to settle the obligation which, when the effect of the time value of money is material, is determined using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision during the period to reflect the passage of time is recognized in earnings as a finance cost.
A provision is recorded in connection with environmental expenditures relating to existing conditions caused by past operations that do not contribute to current or future cash flows. Provisions for liabilities related to anticipated remediation costs are recorded on a discounted basis, if the effects of discounting are material, when they are probable and reasonably estimable, and when a present obligation exists as a result of a past event. Environmental expenditures for capital projects that contribute to current or future operations generally are capitalized and depreciated over their estimated useful lives.
A provision is recorded in connection with the estimated future costs to restore leased property to their original condition, as required by the terms and conditions of the lease, and are recognized when the obligation is incurred, either at the commencement date of the lease or as a consequence of having used the underlying asset during a particular period of the lease, at the Company's best estimate of the expenditure that would be required to restore the asset. The liability and a corresponding asset are recorded on the Company’s consolidated balance sheet under the captions provisions, and property, plant and equipment (buildings), respectively. The provision is reviewed at the end of each reporting period to reflect the passage of time, changes in the discount rate and changes in the estimated future restoration costs. The Company amortizes the amount capitalized to property, plant and equipment on a straight-line basis over the expected lease term and recognizes a financial cost in connection with the discounted liability over the same period. Changes in the liability are added to, or deducted from, the cost of the related asset in the current period. These changes to the capitalized cost result in an adjustment to depreciation and interest.
A provision is recorded in connection with termination benefits at the earlier of the date on which the Company can no longer withdraw the offer of those benefits and the date on which the Company recognizes costs related to restructuring activities. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. If benefits are not expected to be settled wholly within 12 months of the end of the reporting period, they are presented on a discounted basis, if the effects of discounting are material.
The Company is engaged from time-to-time in various legal proceedings and claims that have arisen in the ordinary course of business. The Company records liabilities for legal proceedings in those instances where it can reasonably estimate the amount of the loss and where liability is probable.
Pension, Post-Retirement and Other Long-term Employee Benefits
The Company has defined contribution plans, defined benefit pension plans, other post-retirement benefit plans, and other long-term employee benefit plans for certain of its employees in Canada and the US.
Defined contribution plans
A defined contribution plan is a post-retirement benefit plan under which the Company pays fixed contributions into a separate entity and to which it will have no legal or constructive obligation to pay future amounts. The Company contributes to several state plans, multi-employer plans and insurance funds for individual employees that are considered defined contribution plans. Contributions to defined contribution pension plans are recognized as an employee benefit expense in consolidated earnings in the periods during which services are rendered by employees.
Defined benefit plans
A defined benefit plan is a post-retirement benefit plan other than a defined contribution plan. For defined benefit pension plans, other post-retirement benefit plans and other long-term employee benefit plans, the benefits expense and the related obligations are actuarially determined on an annual basis by independent qualified actuaries using the projected unit credit method when the effects of discounting are material.
The asset or liability related to a defined benefit plan recognized in the consolidated balance sheet is the present value of the defined benefit obligation at the end of the reporting period, less the fair value of plan assets, together with adjustments for the asset ceiling and minimum funding liabilities. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows. Discount rates are determined close to each year-end by reference to market yields of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and have terms to maturity approximating the terms of the related pension benefit obligation.
Current service cost is recognized as an employee benefit expense in consolidated earnings in the periods during which services are rendered by employees and is calculated using a separate discount rate to reflect the longer duration of future benefit payments associated with the additional year of service to be earned by the plan's active participants.Net interest expense is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. Net interest expense is recognized as an employee benefit expense in consolidated earnings. Past service costs are recognized as an expense in consolidated earnings immediately following the introduction of, or changes to, a pension plan. Gains and losses on settlement of a defined benefit plan are recognized in consolidated earnings when the settlement occurs. Remeasurements, comprising actuarial gains and losses, the effect of the asset ceiling, the effect of minimum funding requirements and the return on plan assets (excluding amounts included in net interest expense) are recognized immediately in OCI, net of income taxes, and in deficit.
For funded plans, surpluses are recognized only to the extent that the surplus is considered recoverable. Recoverability is primarily based on the extent to which the Company can unilaterally reduce future contributions to the plan. Any reduction in the recognized asset is recognized in OCI, net of income taxes, and in deficit.
An additional liability is recognized based on the minimum funding requirement of a plan when the Company does not have an unconditional right to the plan surplus. The liability and any subsequent remeasurement of that liability is recognized in OCI, net of income taxes, and in deficit.
Other
A liability is recognized for benefits to employees in respect of wages and salaries, annual leave and sick leave that are expected to be settled wholly within twelve months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as accounts payable and accrued liabilities in the balance sheet.
Leases

As described in the section entitled New Standards adopted as of January 1, 2019, the Company has applied IFRS 16 using the modified retrospective approach and therefore comparative information has not been restated. This means comparative information is still reported under IAS 17 and IFRIC 4.

Accounting policy applicable from January 1, 2019

The Company assesses whether a contract is or contains a lease, at inception of the contract. Contracts that meet the definition of a lease are recognized on the balance sheet as a right-of-use asset and a corresponding lease liability, unless they are determined to be low value (such as small office equipment) or short-term leases (defined as leases with a lease term of 11 months or less). Lease payments related to low value and short-term leases are recognized in earnings on a straight-line basis over the lease term. The classification of a short-term lease is re-assessed if the terms of the lease are changed.

At the lease commencement date, the lease liability is measured as the present value of the lease payments unpaid at that date, including non-lease components, discounted using the interest rate implicit in the lease if that rate is readily available or the Company’s incremental borrowing rate determined by reference to current market rates for a similarly rated industrial company issuing debt for maturities approximating the term of the lease. Lease payments are apportioned between the finance cost and the liability. The finance charge is recognized in earnings in finance costs and is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed payments), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised.

At the lease commencement date, the right-of-use asset is measured at cost, which is made up of the initial measurement of the lease liability, any initial direct costs incurred, an estimate of any costs to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentives received). Right-of-use assets are depreciated on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. Lease term includes extension and early termination options when it is reasonably certain that the Company will exercise the option.

The lease liability is remeasured to reflect any reassessment or modification, and the corresponding adjustment is reflected in the right-of-use asset, or earnings if the right-of-use asset is already fully depreciated.

In the consolidated balance sheets, the right-of-use assets have been included under the caption property, plant and equipment and lease liabilities are presented under the caption borrowings and lease liabilities, current for amounts expected to settle in the next twelve months and borrowings and lease liabilities, non-current for amounts expected to settle in more than twelve months.

Variable lease payments that are not recognized as a lease liability include usage charges on manufacturing equipment, inventory handling charges at warehouses and common area maintenance on office buildings and manufacturing facilities. Variable lease payments are expensed in the period they are incurred.

Accounting policy applicable prior to January 1, 2019

Leases are classified as either operating or finance, based on the substance of the transaction at inception of the lease. Classification is re-assessed if the terms of the lease are changed other than by renewing the lease.
Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Expenses under an operating lease are recognized in earnings on a straight-line basis over the period of the lease.
Leases in which substantially all the risks and rewards of ownership are transferred to the Company are classified as finance leases. Assets meeting finance lease criteria are capitalized at the lower of the present value of the related lease payments or the fair value of the leased asset at the inception of the lease. The corresponding lease liability is presented under the caption borrowings and lease liabilities, current for amounts expected to settle in the next twelve months and borrowings and lease liabilities, non-current for amounts expected to settle in more than twelve months. Minimum lease payments are apportioned between the finance cost and the liability. The finance charge is recognized in earnings in finance costs and is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.
Equity
Capital stock represents the amount received on issuance of shares (less any issuance costs and net of taxes), share-based compensation expense credited to capital on stock options exercised less common shares repurchased equal to the carrying value.
Contributed surplus includes amounts related to equity-settled share-based compensation until such equity instruments are exercised or settled, in which case the amounts are transferred to capital stock or reversed upon forfeiture if not vested.
Accumulated other comprehensive income consists of the cumulative translation adjustment account and the reserve for cash flow hedges. The cumulative translation adjustment account comprises all foreign currency translation differences arising on the translation of the consolidated entities that use a functional currency different than US dollars, as well as the effective portion of the foreign currency differences arising from the Company's hedge of its net investment in foreign operations. The reserve for cash flow hedges includes gains and losses on certain derivative financial instruments designated as hedging instruments until such time as the hedged forecasted cash flows affect earnings.
Deficit includes all current and prior period earnings or losses, the excess of the purchase price paid over the carrying value of common share repurchases, dividends on common shares, the remeasurement of the defined benefit liability net of income tax expense (benefit), and the impacts of the derecognition and recognition of non-controlling interest put and call options (discussed in Note 24).
Share Repurchases
The purchase price of the common shares repurchased equal to its carrying value is recorded in capital stock in the consolidated balance sheet and in the statement of consolidated changes in equity. The excess of the purchase price paid over the carrying value of the common shares repurchased is recorded in deficit in the consolidated balance sheet and in the statement of consolidated changes in equity as a share repurchase premium. Refer to Note 18 for additional information on share repurchases.
Dividends
Dividend distributions to the Company’s shareholders are recognized as a liability in the consolidated balance sheets if not paid in the period in which dividends are approved by the Company’s Board of Directors.
Critical Accounting Judgments, Estimates and Assumptions
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Significant changes in the underlying assumptions could result in significant changes to these estimates. Consequently, management reviews these estimates on a regular basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Information about these significant judgments, assumptions and estimates that have the most significant effect on the recognition and measurement of assets, liabilities, income and expenses are summarized below:
Significant Management Judgments
Deferred income taxes
Deferred tax assets are recognized for unused tax losses and tax credits to the extent that it is probable that future taxable income will be available against which the losses can be utilized. These estimates are reviewed at every reporting date. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of the reversal of existing timing differences, future taxable income and future tax planning strategies. Refer to Note 5 for more information regarding income taxes.
Determination of the aggregation of operating segments
The Company uses judgment in the aggregation of operating segments for financial reporting and disclosure purposes. In doing so, management has determined that there are two operating segments consisting of a tape, film, protective packaging and machinery segment and an engineered coated product segment. The Company has aggregated these two operating segments into one reporting segment due to similar characteristics including the nature of goods and services provided to its customers, methods used in the sale and distribution of those goods and services, types of customers comprising its customer base, and the regulatory environment in which the Company operates.
Estimation Uncertainty
Impairments
At the end of each reporting period, the Company performs a test of impairment on assets subject to depreciation and amortization if there are indicators of impairment. Goodwill allocated to CGUs and intangible assets with indefinite useful lives are tested annually, regardless of the existence of impairment indicators. An impairment loss is recognized when the carrying value of an asset or CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The value in use is based on discounted estimated future cash flows, which are derived from management's financial forecast models for the estimated remaining useful lives of the assets or CGUs and do not include restructuring activities to which the Company is not yet committed nor any anticipated significant future investments expected to enhance the performance of the asset or CGU being tested. The calculated value in use varies depending on the discount rate applied to the discounted cash flows, the estimated future cash inflows, and the growth rate used for extrapolation purposes.
Refer to Note 13 for more information regarding impairment testing.
Pension, post-retirement and other long-term employee benefits
The cost of defined benefit pension plans and other post-retirement benefit plans and the present value of the related obligations are determined using actuarial valuations. The determination of benefits expense and related obligations requires assumptions such as the discount rate to measure obligations, expected mortality and the expected health care cost trend. These assumptions are developed by management with the assistance of independent actuaries and are based on current actuarial benchmarks and management’s historical experience. Actual results will differ from estimated results, which are based on assumptions. Refer to Note 20 for more information regarding the assumptions related to the pension, post-retirement and other long-term employee benefit plans.
Uncertain tax positions
The Company is subject to taxation in numerous jurisdictions, and may have transactions and calculations during the course of business for which the ultimate tax determination is uncertain. The Company maintains provisions for uncertain tax positions that it believes appropriately reflect its risk. These provisions are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of the reporting period. However, it is possible that at some future date, liabilities in excess of the Company’s provisions could result from audits by, or litigation with, the relevant taxing authorities. As of December 31, 2019 and 2018, the Company does not have any matters for which the tax determination is uncertain and as such, no provision has been recognized. Refer to Note 5 for more information regarding income taxes.
Useful lives of depreciable assets
The Company depreciates property, plant and equipment over the estimated useful lives of the assets. In determining the estimated useful life of these assets, significant judgment is required. Judgment is required to determine whether events or circumstances warrant a revision to the remaining periods of depreciation and amortization. The Company considers expectations of the in-service period of these assets in determining these estimates. The Company assesses the estimated useful life of these assets at each reporting date. If the Company determines that the useful life of an asset is different from the original assessment, changes to depreciation and amortization will be applied prospectively. The estimates of cash flows used to assess the potential impairment of these assets are also subject to measurement uncertainty. Actual results may vary due to technical or commercial obsolescence, particularly with respect to information technology and manufacturing equipment.
Right-of-use assets and lease liabilities

Extension and early termination options are included in a number of leases across the Company. These are used to maximize operational flexibility in terms of managing assets used in the Company's operations. In determining the lease term and lease payments to be included in the measurement of the corresponding right-of-use asset and lease liability, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise an early termination option. Extension options (or periods after early termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not early terminated). The lease term is reassessed if an option is actually exercised (or not exercised) or the Company becomes obliged to exercise (or not exercise) it. The assessment of reasonable certainty is only revised if a significant event or a significant change in circumstances occurs, which affects this assessment, and that is within the control of the lessee. Refer to Note 15 for information regarding lease liabilities.
Net realizable value of inventories
Inventories are measured at the lower of cost or net realizable value. In estimating net realizable values of inventories, management takes into account the most reliable evidence available at the time the estimate is made. Provisions for slow-moving and obsolete inventories are made based on the age and estimated net realizable value of inventories. The assessment of the provision involves management judgment and estimates associated with expected disposition of the inventory. Refer to Note 7 for information regarding inventories and write-downs of inventories.
Allowance for expected credit loss and revenue adjustments
During each reporting period, the Company makes an assessment of whether trade accounts receivable are collectible from customers. Accordingly, management establishes an allowance for estimated losses arising from non-payment and other revenue adjustments. The Company’s allowance for expected credit loss reflects expected credit losses using a provision matrix model, supplemented by an allowance for individually impaired trade receivables. The provision matrix is based on the Company’s historic credit loss experience, adjusted for any change in risk of the trade receivable population based on credit monitoring indicators, and expectations of general economic conditions that might affect the collection of trade receivables. The provision matrix applies fixed provision rates depending on the number of days that a trade receivable is past due, with higher rates applied the longer a balance is past due. The Company also records reductions to revenue for estimated returns, claims, customer rebates, and other incentives. These incentives are recorded as a reduction to revenue at the time of the initial sale using the most-likely amount estimation method. The most-likely amount method is based on the single most likely outcome from a range of possible consideration outcomes. The range of possible outcomes are primarily derived from the following inputs: sales terms, historical experience, trend analysis, and projected market conditions in the various markets served. If future collections and trends differ from estimates, future earnings will be affected. Refer to Note 24 for more information regarding the allowance for doubtful accounts and the related credit risks.
Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows, when the effect of the time value of money is material.
The Company's provisions include environmental and restoration obligations, termination benefits and other and litigation provisions. Refer to Note 16 for more information regarding provisions.
Share-based compensation
The estimation of share-based compensation fair value and expense requires the selection of an appropriate pricing model.
The model used by the Company for stock options and SAR awards is the Black-Scholes pricing model. The Black-Scholes model requires the Company to make significant judgments regarding the assumptions used within the model, the most significant of which are the expected volatility of the Company’s own common shares, the probable life of awards granted, the time of exercise, the risk-free interest rate commensurate with the term of the awards, and the expected dividend yield.
The model used by the Company for PSU awards subject to a market performance condition is the Monte Carlo simulation model. The Monte Carlo model requires the Company to make significant judgments regarding the assumptions used within the model, the most significant of which are the expected volatility of the Company’s own common shares as well as those of a peer group and the risk-free interest rate commensurate with the term of the awards. For PSU awards subject to a non-market performance condition, management estimates the expected achievement of performance criteria using long-range forecasting models.
Refer to Note 18 for more information regarding share-based payments.
Business acquisitions
Management uses various valuation techniques when determining the fair values of certain assets and liabilities acquired in a business combination. Refer to Note 19 for more information regarding business acquisitions.